Document and Entity Information	Oct. 11, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 11, 2023
Entity Registrant Name	IANTHUS CAPITAL HOLDINGS, INC.
Entity Incorporation, State or Country Code	A1
Securities Act File Number	000-56228
Entity Tax Identification Number	98-1360810
Entity Address, Address Line One	214 King Street West
Entity Address, Address Line Two	Suite 314
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5H 3S6
City Area Code	416
Local Phone Number	591-1525
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001643154